Rule 497 Document

The interactive data file included as an exhibit to this Rule 497 filing relates to, and incorporates by reference, the supplement dated May 29, 2020 to the prospectus dated March 1, 2020, for Lord Abbett Micro Cap Growth Fund, a series of Lord Abbett Securities Trust that was filed with the U.S. Securities and Exchange Commission pursuant to Rule 497 under the Securities Act of 1933. (Accession No. 0000930413-20-001513).